Employee Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
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Summary of Employee benefits
Details of employee benefits for the first six months ended on June 30, 2022 and 2021 are as follows:

(Euros)	June 30, 2022	June 30, 2021
Wages and salaries	17,466,491	8,126,827
Share-based payment plans expenses	20,545,883	1,036,053
Social Security	5,386,176	2,673,762

Total	43,398,550	11,836,642

Details of employee benefits for the years ended 31 December 2021, 2020 and 2019 are as follows:

(In Euros)	2021	2020	2019
Wages and salaries	20,437,747	4,265,870	1,903,661
Share-based payment plan expenses	2,455,215	2,784,969	559,609
Social Security	6,773,123	2,754,757	1,453,449

Total	29,666,085	9,805,596	3,916,719

Summary of Personnel Expense Recognized for Share-based Payment Transactions
Details of the personnel expense recognized for share-based payment transactions are as follows:

(Euros)	June 30, 2022	June 30, 2021
Management stock option plan	9,093,938	1,036,053
Founders stock option plan	8,194,684	—
RSU Employees	2,224,330	—
RSU Management	1,032,931	—

Total	20,545,883	1,036,053

Details of the personnel expenses recognized for share-based payment transactions are as follows:

(In Euros)	2021	2020	2019
Management stock option plan	2,381,993	1,191,757	559,609
Employee stock option plan	73,222	1,593,212	—

Total	2,455,215	2,784,969	559,609

Summary of Movements in Stock Options Until The Transaction Date
Details of share options of each plan are as follows:

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	Total
At December 31, 2021	1,584,192	7,253,823	—	—	—	8,838,015

Granted	—	—	1,033,609	1,260,311	1,500,000	3,793,920
Exercised	(145,238)	(653,744)	—	—	—	(798,982)
Cancelled	—	(16,905)	—	(26,955)	—	(43,860)

At June 30, 2022	1,438,954	6,583,174	1,033,609	1,233,356	1,500,000	11,789,093

The following table illustrates the movements in stock options at 31 December:

Number of options	2021	2020	2019
Outstanding at the beginning of the year	20,964	5,402	—
Granted during the year	11,145	15,562	5,402
Management stock option plan	11,145	7,230	5,402
Employee stock option plan	—	8,332	—
Settled during the year	(1,254)	—	—
Management stock option plan	—	—	—
Employee stock option plan	(1,254)	—	—
Forfeited during the year	(470)	—	—
Management stock option plan	—	—	—
Employee stock option plan	-470	—	—

Outstanding before applying the conversion ratio	30,385	20,964	5,402

Summary of Weighted Average Exercise Price For Both Share-based Payment Plans
The weighted average exercise price for both share-based payment plans is Euros 0.0021, calculated as follows:

	Options (units)	Execise price (Euros)
Management stock option plan	7,253,823	0.0021
Employees stock option plan	1,626,206	0.0021

Average	8,880,029